THE DTE ENERGY COMPANY MASTER PLAN TRUST	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Master Trust [Line Items]
THE DTE ENERGY COMPANY MASTER PLAN TRUST	THE DTE ENERGY COMPANY MASTER PLAN TRUST
The Company established the Master Trust pursuant to a trust agreement with Empower Trust Company, LLC, as Trustee, in order to permit the commingling of trust assets of the Plans for investment and administrative purposes. The assets in the Master Trust are held in various participant-directed investments. Each of the Plans’ allocated portion of the investments is equal to the beginning of the year fair value of the Plans’ interest in the Master Trust, adjusted by the Plans' pro-rata share of the Master Trust expenses, plus actual contributions and investment income, less actual distributions, administrative expenses, and investments losses (if any). Investment income or loss is based on each participant’s elected investment options, and administrative expenses are allocated to the individual plans based upon their pro-rata share in the investments of the Master Trust.
At December 31, 2025 and 2024 each of the Plans' respective interests in the net assets of the Master Trust were as follows:

	2025
	Plan's Interest in Master Trust Balances
	SSOP	Local 223 Plan	Local 17 Plan	Gas ISOP	Master Trust Balances
	(In thousands)
Investments, at fair value:
Registered investment companies and other equities	$270,040	$84,178	$19,822	$11,384	$385,424
DTE Energy common stock	318,832	205,896	36,072	22,539	583,339
Common/collective trusts	1,998,866	750,384	206,258	84,345	3,039,853
Assets held in Master Trust	$2,587,738	$1,040,458	$262,152	$118,268	$4,008,616

	2024
	Plan's Interest in Master Trust Balances
	SSOP	Local 223 Plan	Local 17 Plan	Gas ISOP	Master Trust Balances
	(In thousands)
Investments, at fair value:
Registered investment companies and other equities	$241,228	$73,397	$17,973	$9,848	$342,446
DTE Energy common stock	309,089	207,768	33,714	20,469	571,040
Common/collective trusts	1,756,577	658,096	172,880	72,209	2,659,762
Assets held in Master Trust	$2,306,894	$939,261	$224,567	$102,526	$3,573,248

The following is a summary of investment income in the Master Trust for the year ended December 31, 2025:

2025
(In thousands)
Net appreciation	$518,509
Dividends and interest	34,837
Total investment income	$553,346
The following tables present investments of the Master Trust measured and recorded at fair value on a recurring basis as of December 31, 2025 and 2024:

	2025
	Level 1	Other(a)	Total
	(In thousands)
Registered investment companies and other equities	$385,424	$—	$385,424
DTE Energy common stock	583,339	—	583,339
Common/collective trusts	—	3,039,853	3,039,853
Total Investments at fair value	$968,763	$3,039,853	$4,008,616
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(a)Amounts represent assets valued at NAV as a practical expedient for fair value.

	2024
	Level 1	Other(a)	Total
	(In thousands)
Registered investment companies and other equities	$342,446	$—	$342,446
DTE Energy common stock	571,040	—	571,040
Common/collective trusts	—	2,659,762	2,659,762
Total Investments at fair value	$913,486	$2,659,762	$3,573,248
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(a)Amounts represent assets valued at NAV as a practical expedient for fair value.
The Master Trust had no Level 2 or Level 3 assets at December 31, 2025 and 2024.

Registered Investment Companies (mutual funds) and other equities
These investments are valued at the NAV of shares held by the plans at year end, as quoted in the active market, and are classified within Level 1 of the valuation hierarchy.
DTE Energy Common Stock and Other Common Stock
These investments are valued at the closing price reported on the New York Stock Exchange and are classified within Level 1 of the valuation hierarchy.
Common/Collective Trusts
These investments represent interests in pooled investment vehicles designed primarily for collective investment of employee benefit trusts. The fair value of the investments in this category has been estimated using the NAV per unit as a practical expedient provided by the fund managers. There were no unfunded commitments at December 31, 2025 and 2024. There were no redemption restrictions or redemption notice periods at December 31, 2025 and 2024, and the assets can be redeemed from the Plans at any time.